Financial Assets at Fair Value through Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2018
Financial assets at fair value through other comprehensive income [Abstract]
Changes in financial assets at fair value through other comprehensive income
Changes in financial assets at fair value through other comprehensive income

		2018
		Beginning balance	Effect of change in accounting policy(*)	Acquisition	Disposal	Valuation	Impairment	Others	Ending balance
		In millions of won
Listed	￦	—	274,453	—	(1)	(63,007)	—	(1,389)	210,056
Unlisted		—	197,450	—	—	(12,070)	—	4,059	189,439

	￦	—	471,903	—	(1)	(75,077)	—	2,670	399,495

Current financial assets at fair value through other comprehensive income	￦	—	—	—	—	—	—	—	—
Non-current financial assets at fair value through other comprehensive income	￦	—	471,903	—	(1)	(75,077)	—	2,670	399,495

(*)	As described in note 2.(5), these financial assets were classified as available-for-sale as of December 31, 2017.

Financial Assets at Fair Value through Other Comprehensive Income
Financial assets at fair value through other comprehensive income as of December 31, 2018 are as follows:

	2018
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Listed
Korea District Heating Corp.	2,264,068	19.55%	￦	173,201	129,051	129,051
Ssangyong Motor Co., Ltd.	38,568	0.03%		428	153	153
Korea Line Corp.	18	0.00%		1	—	—
Namkwang Engineering & Construction Co., Ltd.	121	0.00%		15	1	1
Bumyang Construction Co., Ltd.	35	0.00%		2	—	—
ELCOMTEC Co., Ltd.	32,875	0.04%		217	61	61
PAN ocean Co., Ltd.	1,492	0.00%		14	7	7
Dongbu Corporation	955	0.02%		12	7	7
KSP Co., Ltd.	22,539	0.08%		24	32	32
STX Heavy Industries Co., Ltd.	5,057	0.13%		191	29	29
Codes Combine Co., Ltd.	291	0.00%		1	1	1
PT Adaro Energy Tbk	480,000,000	1.50%		71,554	44,790	44,790
Energy Fuels Inc.	1,711,814	1.91%		16,819	5,435	5,435
Baralaba Coal Company Limited	99,763	0.07%		18,445	—	—
Denison Mines Corp.	58,284,000	10.42%		84,134	30,122	30,122
Fission 3.0(*6)	75,000	0.14%		—	13	13
Fission Uranium Corp.	800,000	0.16%		785	354	354

				365,843	210,056	210,056

Unlisted(*1)
Intellectual Discovery Co., Ltd.	1,000,000	8.81%		5,000	954	954
Hwan Young Steel Co., Ltd.	10,916	0.14%		1,092	97	97
SAMBO AUTO. Co., Ltd.	15,066	0.02%		38	38	38
Mobo Co., Ltd.	504	0.00%		14	14	14
Dae Kwang Semiconductor Co., Ltd.	589	0.07%		6	6	6
Sanbon Department Store	828	0.01%		124	3	3

	2018
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Miju Steel Mfg. Co., Ltd.	1,097	0.23%	￦	50	50	50
Sungwon Co., Ltd.(*7)	117	0.07%		15	15	15
Hana Civil Engineering Co., Ltd.	23	0.00%		1	1	1
KC Development Co., Ltd.	839	0.02%		6	6	6
IMHWA Corp.	329	0.11%		5	5	5
DALIM Special Vehicle Co., Ltd.	58	0.08%		10	10	10
ASA JEONJU Co., Ltd.	34,846	1.34%		697	69	69
Moonkyung Silica Co., Ltd.	42	0.56%		—	—	—
Sungkwang Timber Co., Ltd.	9	0.34%		4	4	4
Yongbo Co., Ltd.	61	0.20%		3	3	3
HJ Steel Co., Ltd.	218	0.07%		2	2	2
KS Remicon Co., Ltd.	12	0.04%		3	3	3
Joongang Platec Co., Ltd.	3,591	0.75%		72	35	35
Pyungsan SI Ltd.	434	0.01%		9	9	9
Samgong Development Co., Ltd.	12	0.01%		7	7	7
Joongang Development Co., Ltd.	540	0.12%		8	8	8
AJS Co., Ltd.	12,906	0.23%		32	32	32
SHIN-E B&P Co., Ltd.	119	0.13%		10	—	—
MSE Co., Ltd.	429	0.13%		9	9	9
Ilrim Nano Tec Co., Ltd.	1,520	0.07%		15	15	15
Youngjin Hi-Tech Co., Ltd.	2,512	0.25%		126	21	21
Buyoung Co., Ltd.	270	0.00%		3	3	3
Ilsuk Co., Ltd.	152	0.17%		10	10	10
Dongyang Telecom Co., Ltd.	1,760	0.01%		11	11	11
Jongwon Remicon Co., Ltd.	31	0.18%		13	13	13
Zyle Daewoo Motor Sales Co., Ltd.	22	0.00%		—	—	—
Daewoo Development Co., Ltd.	8	0.00%		—	—	—
Seyang Inc.	537	0.05%		27	27	27
Seungri Enterprise Co., Ltd.	93	0.05%		3	3	3
Onggane Food Co., Ltd	5	0.07%		1	1	1
Shin-E P&C Co., Ltd.	1,569	0.64%		111	3	3
Ejung Ad Co., Ltd.	132	0.09%		3	3	3
Solvus Co., Ltd.	1,056	0.04%		3	3	3
Myung Co., Ltd.	89	0.05%		2	2	2
Shinil Engineering Co., Ltd.	887	0.06%		3	3	3
Biwang Industry Co., Ltd	406	0.04%		2	2	2
Huimun Co., Ltd.	263	0.26%		4	4	4
Young Sung Co., Ltd.	89	0.40%		26	26	26
Yuil Industrial Electronics Co., Ltd.	804	0.32%		15	15	15
DN TEK Inc.	12,401	0.29%		61	5	5
Kwang Jin Structure Co., Ltd.	3,072	0.60%		31	31	31
Woojin Industry Corporation	3	0.00%		16	16	16
Kwang Sung Industry Co., Ltd.	325	0.35%		7	7	7
Futech Mold Co., Ltd.	274	0.27%		14	14	14
Woojoo Environment Ind. Co., Ltd.	101	0.11%		13	13	13
Hyungji Esquire Co., Ltd.	61	0.02%		22	22	22
Kolmar Pharma Co., Ltd.	1,426	0.01%		52	3	3
Morado Co., Ltd.	209	0.04%		2	2	2
Myung Sung Tex Co., Ltd.	20	0.00%		2	2	2
Kwang Sung Co., Ltd.	610	0.53%		31	31	31
Seen Business and Technology co., Ltd.
(formerly, EverTechno. Co., Ltd.)	29,424	0.73%		148	7	7
Autowel Co.,Ltd.	260	0.38%		14	14	14

	2018
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Woobang Construction Co., Ltd.	8	0.00%	￦	8	8	8
Shin Pyung Co., Ltd.	6	0.03%		3	3	3
JMC Heavy Industries Co., Ltd.	2,724	0.10%		27	2	2
Najin Steel Co., Ltd.	37	0.06%		5	5	5
Sinkwang Industry Co., Ltd.	1,091	1.68%		5	5	5
Crystal Co., Ltd.	22	0.07%		2	2	2
Elephant & Friends Co., Ltd.	563	0.61%		3	3	3
Mireco Co., Ltd.	109	0.25%		11	11	11
L&K Industry Co., Ltd.	1,615	0.60%		24	24	24
JO Tech Co., Ltd.	1,263	0.62%		25	25	25
Kendae Printing Co., Ltd.	422	0.60%		21	21	21
Dauning Co., Ltd.	231	0.41%		6	6	6
Korea Trecision Co., Ltd.	22	0.45%		5	5	5
Ace Track Co., Ltd.	3,130	1.08%		219	59	59
Yoo-A Construction Co., Ltd.	105	0.20%		11	11	11
Dung Hwan Co., Ltd.	531	0.02%		5	5	5
Hurim Biocell Co., Ltd.	1,021	0.00%		5	5	5
Smart Power Co., Ltd.	133,333	4.35%		200	200	200
Sunjin Power Tech Co., Ltd.	4,941	0.92%		247	32	32
Haseung Industries Co., Ltd.	55	0.62%		28	28	28
Beer Yeast Korea Inc.	1,388	0.43%		7	7	7
Korea Bio Red Ginseng Co., Ltd.	194	0.09%		10	10	10
B CON Co., Ltd.	96	1.16%		6	6	6
SsangMa Machine Co., Ltd.	4	0.05%		1	1	1
Ace Integration Co., Ltd	105	0.09%		24	24	24
AceInti Agricultural Co., Ltd.	16	0.02%		5	5	5
KyungDong Co., Ltd.	130	0.01%		1	1	1
ChunWon Development Co., Ltd.	193	0.19%		39	39	39
WonIl Co., Ltd.	999	0.15%		50	50	50
SungLim Industrial Co., Ltd.	29	0.03%		1	1	1
Korea Minerals Co., Ltd.	191	0.05%		134	1	1
HyoDong Development Co., Ltd.	119	0.15%		24	24	24
Haspe Tech Co., Ltd.	652	0.55%		20	20	20
JoHyun Co., Ltd.	350	1.56%		18	18	18
KC Co., Ltd.	5,107	0.17%		26	26	26
SeongJi Industrial Co., Ltd.	41	0.05%		1	1	1
Dong Yang Metal Co., Ltd.	2,951	1.97%		161	147	147
Seyang Precision Ind. Co., Ltd.	829	0.23%		41	41	41
Dooriwon Food System Co., Ltd.	13	0.27%		1	1	1
ShinShin Co., Ltd	339	1.12%		17	17	17
Kitorang Co., Ltd.	165	0.24%		49	49	49
Sung Kwang Co., Ltd.	23	0.37%		6	6	6
Shinheung petrol. Co. Ltd.	699	0.14%		35	35	35
Force TEC Co., Ltd.	3,501	0.02%		18	18	18
Samsung Tech Co., Ltd.	486	1.28%		97	36	36
Tae Hyung Co., Ltd.	28	0.43%		20	20	20
Samyangplant Co., Ltd.	323	0.60%		16	16	16
Younil Metal Co., Ltd.	41	0.21%		21	21	21
Myungjin Tech Co., Ltd.	20	0.54%		4	4	4
Hankook Precision Ind Co., Ltd.	110	0.06%		11	11	11
Borneo International Furniture Co., Ltd.(*4)	4,000	0.16%		97	13	13
CJ Paradise Co., Ltd	24	0.02%		12	12	12
Han Young Technology Company Co., Ltd.	35	0.00%		—	—	—

	2018
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
STX Offshore & Shipbuilding Co., Ltd	8,622	0.25%	￦	1,078	1,078	1,078
Ptotronics Co., Ltd.	843	0.42%		84	6	6
NFT Co., Ltd.	136	0.40%		8	8	8
Echoroba Co., Ltd.	157	0.02%		3	3	3
Hyundaitech Co., Ltd.	1,363	0.87%		27	27	27
Dasan Material Co. Ltd.	29	0.04%		22	22	22
Fish World Co., Ltd.	47	0.21%		2	2	2
SG Shinsung Engineering and Construction Co., Ltd.	10	0.00%		6	6	6
Samdo Industry Electric Co., Ltd.	48	0.02%		1	1	1
Taejung Industries Co., Ltd.	9,268	0.30%		5	5	5
Shinsei Trading Co., Ltd.	64	0.72%		6	6	6
Dynamic Co., Ltd.	111	0.19%		3	3	3
Green Alchemy Co., Ltd.	38,202	1.48%		191	17	17
Youone TBM Engineering & Construction Co., Ltd.	615	0.27%		31	31	31
KM Leatech	1,648	0.98%		8	8	8
Wonil T&I Co., Ltd.	229	0.17%		23	23	23
Semist Co., Ltd.	555	0.80%		3	3	3
DS POWER Co., Ltd.	580,000	2.34%		2,900	916	916
Sewon Bus Co., Ltd	12	0.00%		—	—	—
Enertec Co., Ltd.	7,937	0.19%		44	44	44
Sangji Co., Ltd.	20	0.26%		4	4	4
Bellie Doughnuts Co., Ltd.	64	0.07%		4	4	4
Possbell Engineering Co., Ltd.	36	0.64%		1	1	1
AIRTECH Information communication Co., Ltd	2,379	0.60%		12	12	12
CST co., ltd.	4,998	0.28%		100	100	100
TN Inc.	1,416	2.00%		71	71	71
Shin kwang Industrial Co., Ltd.	884	0.35%		55	55	55
Kiscom Co., Ltd.	1,493	0.04%		1	1	1
Seil Electronics Co., Ltd.	2,285	0.41%		286	286	286
Wonil laser Co., Ltd	157	0.37%		16	16	16
Pyung Hwa Industrial Co., Ltd.	3,388	3.00%		85	85	85
Navanakorn Electric Co., Ltd.(*2)	4,442,800	26.93%		17,216	17,126	17,126
PT. Kedap Sayaaq	671	10.00%		18,540	—	—
Set Holding(*3)	1,100,220	2.50%		229,255	161,983	161,983
PT. Cirebon Energi Prasarana	22,420	10.00%		2,612	2,507	2,507
KODE NOVUS 1 LLC(*5)	—	10.00%		—	—	—
Choheung packing Co., Ltd.	61	0.13%		12	12	12
Jaewoo Co., Ltd.	359	0.24%		11	11	11
Wooyang HC Co., Ltd(*8)	1,375	0.01%		159	159	159
Sungsan Parts Co., Ltd.	629	0.80%		63	63	63
KMT Co., Ltd.	1,411	0.93%		21	21	21
TheYeonriji Co., Ltd.	116	0.10%		6	6	6
Flusys Co., Ltd.	9	0.08%		2	2	2
DaeSung Frontier Co., Ltd.	2,203	1.11%		221	221	221
DongSeo Electronics Co., Ltd.	323	0.07%		16	16	16
Daewoo Display Co., Ltd.	177	0.03%		5	5	5
Yeong-gwang Remicon Co., Ltd.	15	0.12%		2	2	2
NTS Co., Ltd.	143	0.22%		36	36	36
AID CO., LTD.	1,212	0.57%		36	36	36
Changwon Eco-friendly farming corporation	3	0.01%		—	—	—

	2018
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Kumo Hitech Co., Ltd.	6,697	0.53%	￦	100	100	100
Kyung Pyo Industry Co., Ltd.	186	0.76%		19	19	19
Daedong Industry Co., Ltd.	617	0.55%		46	46	46
Doosung Heavy Industries Co., Ltd.	53	0.06%		5	5	5
Jangback Testiles Co., Ltd.	494	5.05%		49	49	49
Samjoo Hightech Co., Ltd.	522	0.08%		3	3	3
Samkwang Chemical Co., Ltd.	204	1.27%		51	51	51
Taekwang Industry Co., Ltd.	1,327	0.48%		93	93	93
Taekwang Precision Co., Ltd.	54	0.47%		54	54	54
SG Corp.	213	0.54%		21	21	21
Shinseung Chemical Industy Co., Ltd.	5	0.01%		60	60	60
KJ Alloy Co., Ltd.	368	0.20%		7	7	7
SM Hi-tech Co., Ltd.	22	0.39%		22	22	22
Keum Mun Industry Co., Ltd.	1,320	0.97%		330	330	330
Puruen Environment Co., Ltd.	967	1.34%		19	19	19
Miretech Co., Ltd.	9,111	0.27%		18	18	18
SIE Co., Ltd.	12	0.02%		1	1	1
Soongwon Ind. Co., Ltd.	150	0.40%		53	53	53
Sejin Hightech Co., Ltd.	17,980	0.16%		18	18	18
Namcheong Corp.	7,096	0.28%		284	284	284
Eun Sung Enterprise Co.	1,131	0.72%		17	17	17
Dongdo Basalt Industry Co., Ltd.	182	1.50%		73	73	73
Shinyoung Textiles Co., Ltd.	523	1.01%		52	52	52
Bugook Cast Iron Co.	135	0.71%		14	14	14
Ilwoo Steel Co., Ltd.	41	0.28%		17	17	17
Dong-un Tech Co., Ltd.	1,159	6.28%		81	81	81
Wongwang Door Corp.	575	1.00%		29	29	29

				284,670	189,439	189,439

			￦	650,513	399,495	399,495

(*1)	The Company used initial cost as their fair value because there was not enough information to determine fair value, and the range of the estimated fair value is wide.

(*2)	Although the Company holds more than 20% of the equity shares of these investments, the Company cannot exercise significant influence.

(*3)

The Company has estimated the fair value of Set Holding by using the discounted cash flow method and has recognized the difference between its fair value and book value as gain or loss on valuation of financial assets at FVOCI in other comprehensive income or loss during the year ended December 31, 2018.

(*4)	The number of shares owned has changed due to capital reduction without refund (3:1), the stock merge (10,000:1) and the stock split (1:2,000) during the year ended December 31, 2018

(*5)	As described in note 20, this is reclassified to financial assets at FVOCI due to loss of significant influence of the Company.

(*6)	The number of shares owned has changed due to the stock merge (4:1) during the year ended December 31, 2018.

(*7)	The number of shares owned has changed due to the stock merge (5:1) during the year ended December 31, 2018.

(*8)	The number of shares owned has changed due to the stock merge (10:1) during the year ended December 31, 2018.